Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 7, 2012
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 7, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 7, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012

Global X SuperDividend ETF (Prospectus Summary): | Global X SuperDividend ETF
Global X SuperDividend ETF

PROSPECTUS SUPPLEMENT

GLOBAL X FUNDS

Global X SuperDividend ETF

SUPPLEMENT DATED SEPTEMBER 7, 2012

TO THE PROSPECTUS DATED MARCH 1, 2012

This Supplement updates certain information contained in the above-dated Prospectus for Global X Funds (“Trust”) regarding the Global X SuperDividend ETF (“Fund”), a series of the Trust.

Effective immediately, the “Annual Fund Operating Expenses” table as well as the “Example” table that appear in the section titled “Fees and Expenses” on page 1 of the Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Global X SuperDividend ETF
Management Fees:		0.58%
Distribution and Service (12b-1) Fees:		none
Other Expenses:		none
Acquired Fund Fees and Expenses:	[1]	none
Total Annual Fund Operating Expenses:		0.58%
[1]	The Acquired Fund Fees and Expenses information has been restated to reflect current fees.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage fees and commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global X SuperDividend ETF	59	186	324	726

Effective immediately, the following paragraph is deleted from page 4 of the Prospectus:

Risk of Investing in Business Development Companies (BDCs): The Fund may invest in closed-end funds that elect to be treated as BDCs, which may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity markets for capital raising.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Global X SuperDividend ETF (Prospectus Summary): | Global X SuperDividend ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X SuperDividend ETF
Supplement Text	ck0001432353_SupplementTextBlock

PROSPECTUS SUPPLEMENT

GLOBAL X FUNDS

Global X SuperDividend ETF

SUPPLEMENT DATED SEPTEMBER 7, 2012

TO THE PROSPECTUS DATED MARCH 1, 2012

This Supplement updates certain information contained in the above-dated Prospectus for Global X Funds (“Trust”) regarding the Global X SuperDividend ETF (“Fund”), a series of the Trust.

Effective immediately, the “Annual Fund Operating Expenses” table as well as the “Example” table that appear in the section titled “Fees and Expenses” on page 1 of the Prospectus is deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The Acquired Fund Fees and Expenses information has been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, By Year, Heading	rr_ExpenseExampleByYearHeading	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage fees and commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Risk, Heading	rr_RiskHeading	Effective immediately, the following paragraph is deleted from page 4 of the Prospectus:
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk of Investing in Business Development Companies (BDCs): The Fund may invest in closed-end funds that elect to be treated as BDCs, which may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity markets for capital raising.

Supplement Closing	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X SuperDividend ETF | Global X SuperDividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDIV
Management Fees:	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses:	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	726

[1]	The Acquired Fund Fees and Expenses information has been restated to reflect current fees.